Share-Based Payments - Schedule of Warrants (Details)		6 Months Ended		12 Months Ended
	Apr. 30, 2020	Jun. 30, 2021 kr / shares	Jun. 30, 2020 kr / shares	Dec. 31, 2020 kr / shares	Dec. 31, 2019 kr / shares	Dec. 31, 2018 kr / shares	Dec. 31, 2017 kr / shares shares
Weighted Average Exercise Price/Share (DKK)
Warrants granted at beginning of period, price per share			kr 1	kr 1	kr 1
Warrants granted, price per share				1	1	kr 1
Warrants forfeited, price per share				1
Warrants cancelled, price per share				kr 1
Warrants granted at end of period, price per share					kr 1	kr 1
Warrants
Number of warrants outstanding
Warrants granted at beginning of period		2,228,076	1,932,156	1,932,156	1,674,324	1,481,796
Warrants granted		63,809		363,168	257,832	192,528
Warrants forfeited	(45,216)	(7,566)	(45,216)	(45,216)
Warrants cancelled		(10,404)	(22,032)	(22,032)
Warrants granted at end of period		2,273,915	1,864,908	2,228,076	1,932,156	1,674,324	1,481,796
Weighted Average Exercise Price/Share (DKK)
Warrants granted at beginning of period, price per share		kr 1	kr 1	kr 1		kr 1
Warrants granted, price per share		1	1
Warrants forfeited, price per share		1	1
Warrants cancelled, price per share		1	1
Warrants granted at end of period, price per share		kr 1	kr 1	kr 1	kr 1		kr 1
Weighted Average Remaining Contractual Life (years)
Warrants granted, remaining contractual life				15 years	17 years	18 years	19 years
Warrants granted , remaining contractual life				11 years	17 years	18 years
Warrants forfeited , remaining contractual life				16 years
Warrants cancelled , remaining contractual life				16 years
Warrants exercisable, remaining contractual life				0 years	0 years
Other information
Warrants granted, per articles of incorporation | shares							1,532,952